SIGNIFICANT ACCOUNTING POLICIES - Schedule of Changes in Level 3 Measurements (Details) - Private Investments- Non-Marketable Equity [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Acquisition	$ 153,708	$ 323,535
Change in unrealized Fair Value	$ (153,708)	$ (815,304)